Share-Based Compensation - Deferred Share Awards (Details) (Deferred Shares [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Deferred Shares [Member]
Number of Shares
Outstanding (in shares)	3,818,946
Share awards granted (in shares)	339,073
Forfeited or failed to vest (in shares)	304,755
Vested deferred share awards (in shares)	527,064
Outstanding (in shares)	3,326,200
Weighted Average Exercise Price Per Share
Outstanding (in dollars per share)	$ 0.08
Share awards granted (in dollars per share)	$ 0.08
Forfeited or failed to vest (in dollars per share)	$ 0.08
Vested deferred share awards (in dollars per share)	$ 0.08
Outstanding (in dollars per share)	$ 0.08
Weighted Average Grant Date Fair Value Per Share	$ 3.63
Weighted Average Remaining Contractual Life	1 year 9 months 18 days	1 year 8 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 16,880
Share awards granted	1,230
Vested deferred share awards	1,548
Outstanding	$ 6,386